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                              HARTFORD QUANTUM LIFE
                              SEPARATE ACCOUNT VL I
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-110550



 SUPPLEMENT DATED JUNE 24, 2004 TO YOUR PROSPECTUS DATED MAY 3, 2004 AS REVISED
                                 JUNE 24, 2004


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    SUPPLEMENT TO YOUR PROSPECTUS DATED MAY 3, 2004 AS REVISED JUNE 24, 2004


The Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to any Policy issued on or after August 2, 2004.

The Hartford MidCap Value HLS Fund and Hartford Small Company HLS Funds will remain open to certain owners of other investment products offered by Hartford and to certain qualified retirement plans.



                  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
                        PROSPECTUS FOR FUTURE REFERENCE.

HV-4325